Fair Value Measurements - Changes in Level 3 Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Investment securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 1	$ 8
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(3)
Balance at end of period	1	5
Bonds | Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)		0
Transfers into Level 3		0
Transfers out of Level 3		(3)
Balance at end of period		4
Corporate debt | Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		4
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)		0
Transfers into Level 3		0
Transfers out of Level 3		0
Balance at end of period		4
Commercial mortgage-backed securities (“CMBS”) | Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		3
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)		0
Transfers into Level 3		0
Transfers out of Level 3		(3)
Balance at end of period		0
Other long-term investments | Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	1	1
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	$ 1	$ 1